STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative 3) (USD $)	0 Months Ended				0 Months Ended
	Sep. 25, 2012 N	May 22, 2012 N	Sep. 30, 2012	Dec. 31, 2011	Jul. 06, 2012 Stock Options	Jun. 28, 2012 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock for advisory services	10,000	200,000
Number of common stock tranches	1	2
Issuance of common stock for advisory services in first tranche	10,000	100,000
First tranche, Vesting date		2012-11-30
First tranche, Amortized expensesd period		6 months
First tranche, Compensation expense	$ 2,300	$ 30,000
First tranche, Expiration period		6 months
Second tranche shares issuing date		Dec. 31, 2012
Issuance of common stock for advisory services in second tranche		100,000
Second tranche, Vesting period (From issuing date)		6 months
Options issued for service						500
Term of options						10 years
Exercise price of options						$ 0.30
Awards exercised					7,500
Proceeds of award exercise					$ 1,875
Common stock, issued			43,532,309	40,025,000
Common stock, outstanding			43,532,309	40,025,000